SECURITIES AND EXCHANGE
                                   COMMISSION
                             Washington, D.C. 20549
                               FORM 13F FORM 13F
                                   COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000.

Check here if Amendment                 [   ];   Amendment Number:
This Amendment (Check only one.):       [   ]    is a restatement
                                        [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name                         Brahman Capital Corp.
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Address                     277 Park Avenue
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                               New York, NY 10017
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         Form 13F File Number:      28- 4455

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      William D'Eredita
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Title:                       Chief Financial Officer
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Phone:                     (212) 350-5317
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Signature, Place, and Date of Signing:

                                New York, NY             February 13, 2001
--------------------------      -----------------------  ----------------------
[Signature]                    [City, State]                [Date]


Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)








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   Item 1                                Item 2       Item 3        Item 4       Item 5


                                                                               Shares or
                                         Title         CUSIP      Fair Market  Principal
    Name of Issuer                      of Class      Number         Value       Amount
------------------------------------------------------------------------------------------------


APW LTD.                              COMMON       G04397-10-8   20,277,000.00    600,800
APOGENT TECHNOLOGIES                  COMMON       03760A-10-1    6,139,750.00    299,500
AVISTA CORP.                          COMMON       05379B-10-7      153,750.00      7,500
AVAYA INC.                            COMMON       053499-10-9   14,683,670.00  1,423,871
AVAYA INC.                            COMMON       053499-90-9      123,750.00      1,100 (C)
AVAYA INC.                            COMMON       053499-90-9      112,500.00      1,000 (C)
CMS ENERGY CORP.                      COMMON       125896-10-0      158,437.00      5,000
CHOICEPOINT, INC.                     COMMON       170388-10-2   59,104,659.00    901,501
CALPINE CORPORATION                   COMMON       131347-95-6      178,125.00      1,500 (P)
COMPUCREDIT CORP                      COMMON       20478N-95-0    4,626,875.00      1,100 (P)
CORECOMM LTD                          COMMON       21869Q-10-8    7,045,920.00  1,422,520
CRESTLINE CAPITAL CORP                COMMON       226153-10-4   35,839,623.00  1,391,830
DUN & BRADSTREET                      COMMON       26483E-10-0   17,266,388.00    667,300
ENERGY EAST CORP                      COMMON       29266M-10-9      147,656.00      7,500
EDWARDS LIFESCIENCES                  COMMON       28176E-10-8   10,073,125.00    567,500
HEINZ H J CO.                         COMMON       423074-95-3      480,313.00      1,450 (P)
HIGHLANDS INSURANCE                   COMMON       431032-10-1    1,858,500.00    206,500
ISLE OF CAPRIS CASINOS                COMMON       464592-10-4    1,542,750.00    145,200
KROLL O GARA CO.                      COMMON       501050-10-8    1,009,200.00    168,200
METLIFE INC                           COMMON       59156R-10-8   10,325,000.00    295,000
METLIFE INC                           COMMON       59156R-90-8    3,075,000.00      2,000 (C)
MONTANA POWER CO                      COMMON       612085-10-0       83,000.00      4,000
TNPC                                  COMMON       87260K-10-7    6,040,575.00    615,600
OFFICE DEPOT                          COMMON       676220-10-6    3,705,000.00    520,000
726503-10-5AMERICAN PIPELINE                                                         143,47,500
ASTROPOWER INC.                       COMMON       04644A-95-1      736,000.00        640 (P)
RH DONNELLEY CORP                     COMMON       74955W-30-7   11,925,281.00    490,500
SPX CORP                              COMMON       784635-10-4   13,512,511.00    124,899
SYGENTA AG                            COMMON       87160A-10-0   45,327,188.00  4,144,200
UNITED SHIPPING & TECHNOLOGY          COMMON       911498-10-3    1,617,564.00    924,322
WILLIAMS COS INC                      COMMON       969457-10-0      379,406.00      9,500
WHITE MOUNTAIN INSURANCE              COMMON       G9618E-10-7    5,901,500.00     18,500
VIAD CORP                             COMMON       92552R-10-9   24,828,500.00  1,079,500



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                 Item 1                                  Item 6                  Item 7                    Item 8
                                          -------------------------------------            ---------------------------------------


                                            a) Sole    b) Shared   c) Shared-   Managers     a) Sole     b) Shared    c) Shared-
                                                      As Defined     Other     See Instr.                As Defined      Other
             Name of Issuer                           in Instr. V                   V                   in Instr. V
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APW LTD.                                       x                                    1           x
APOGENT TECHNOLOGIES                           x                                    1           x
AVISTA CORP.                                   x                                    1           x
AVAYA INC.                                     x                                    1           x
AVAYA INC.                                     x                                    1           x
AVAYA INC.                                     x                                    1           x
CMS ENERGY CORP.                               x                                    1           x
CHOICEPOINT, INC.                              x                                    1           x
CALPINE CORPORATION                            x                                    1           x
COMPUCREDIT CORP                               x                                    1           x
CORECOMM LTD                                   x                                    1           x
CRESTLINE CAPITAL CORP                         x                                    1           x
DUN & BRADSTREET                               x                                    1           x
ENERGY EAST CORP                               x                                    1           x
EDWARDS LIFESCIENCES                           x                                    1           x
HEINZ H J CO.                                  x                                    1           x
HIGHLANDS INSURANCE                            x                                    1           x
ISLE OF CAPRIS CASINOS                         x                                    1           x
KROLL O GARA CO.                               x                                    1           x
METLIFE INC                                    x                                    1           x
METLIFE INC                                    x                                    1           x
MONTANA POWER CO                               x                                    1           x
TNPC                                           x                                    1           x
OFFICE DEPOT                                   x                                    1           x
PLAINS ALL AMERICAN PIPELINE                   x                                    1           x
ASTROPOWER INC.                                x                                    1           x
RH DONNELLEY CORP                              x                                    1           x
SPX CORP                                       x                                    1           x
SYGENTA AG                                     x                                    1           x
UNITED SHIPPING & TECHNOLOGY                   x                                    1           x
WILLIAMS COS INC                               x                                    1           x
WHITE MOUNTAIN INSURANCE                       x                                    1           x
VIAD CORP                                      x                                    1           x
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